Fresh Start Accounting (Tables)	12 Months Ended
Dec. 31, 2020
Reorganizations [Abstract]
Schedule of weighted average cost of capital	The cash flows were estimated over the remaining useful economic lives of the underlying assets but no longer than 30 years in total, and discounted using an estimated market participant WACC as follows:

Investment	WACC
Seadrill Capricorn Holdings LLC	11.4%
Seadrill Operating LP	12.0%
Seadrill Deepwater Drillship Ltd	12.0%
Seabras Sapura Holding	14.3%
Seabras Sapura Participacoes	13.7%
SeaMex	12.7%
We have the following investments in associated companies:

Ownership percentage	Joint venture partner	December 31, 2020	December 31, 2019
Seadrill Partners and Seadrill Partner subsidiaries ("SDLP investments") (a) (b)	(a)	(a)	(a)
Seabras Sapura (b)	Sapura Energy	50.0%	50.0%
SeaMex Ltd. ("SeaMex") (b)	Fintech	50.0%	50.0%
Sonadrill (b)	Sonangol E.P.	50.0%	50.0%
Gulfdrill (b)	Gulf Drilling International	50.0%	50.0%
(a)    Refer to the Seadrill Partners subsidiaries paragraph below for additional information. For transactions with related parties refer to Note 32 - "Related party transactions".
(b)    We own 50% equity interests in the above entities. The remaining 50% equity interest is owned by the above joint venture partners. We account for our 50% investments in the joint ventures under the equity method. For transactions with related parties refer to Note 32 - "Related party transactions".
At the year end, the book values of our investments in our associated companies were as follows:

(In $ millions)	December 31, 2020	December 31, 2019
Seadrill Partners - Direct ownership interest	—	122
Seabras Sapura	103	98
Seabras Sapura Holding GmbH - shareholder loans held as equity	121	123
SeaMex Ltd	—	22
Sonadrill	22	24
Gulfdrill	2	—
Total	248	389

Reconciliation of the distributable value to the estimated fair value
The following table reconciles the distributable value to the estimated fair value of Successor common stock as at the Effective Date:

(In $ millions)	July 2, 2018
Distributable value	11,056
Less: non-controlling interest	(154)
Less: fair value of debt	(7,301)
Less: fair value of other non-operating liabilities	(108)
Add: fair value of tax attributes	8
Fair value of Successor common stock issued upon emergence	3,501

Shares issued and outstanding on July 2, 2018	100.0
Per share value	35.01

Reconciliation of the distributable value to the estimated reorganization value
The following table reconciles the distributable value to the estimated reorganization value as at the Effective Date:

(In $ millions)	July 2, 2018
Distributable value	11,056
Add: other working capital liabilities	478
Add: other non-current operating liabilities	57
Add: fair value of tax attributes	8
Add: redeemable non-controlling interest	30
Total reorganization value	11,629

Fresh-start adjustments	The adjustments included in the following Consolidated Balance Sheet reflect the effects of the consummation of the transactions contemplated by the Reorganization Plan (reflected in the column “Reorganization Adjustments”) as well as fair value adjustments as a result of the adoption of fresh start accounting (reflected in the column “Fresh Start Adjustments”). The explanatory notes highlight methods used to determine fair values or other amounts of the assets and liabilities as well as significant assumptions or inputs.

	July 1, 2018
(In $ millions)	Predecessor Company	Reorganization Adjustments		Fresh Start Adjustments		Successor Company
ASSETS
Current assets
Cash and cash equivalents	809	790	(a)	—		1,599
Restricted cash	409	169	(a)	—		578
Marketable securities	121	—		—		121
Accounts receivable, net	272	—		—		272
Amount due from related parties - current	181	—		14	(l)	195
Other current assets	247	—		181	(m)	428
Total current assets	2,039	959		195		3,193
Investment in associated companies	1,615	—		(687)	(n)	928
Newbuildings	249	—		(249)	(o)	—
Drilling units	12,531	—		(5,734)	(p)	6,797
Deferred tax assets	8	—		—		8
Equipment	35	—		(6)	(q)	29
Amount due from related parties - non-current	565	—		11	(r)	576
Assets held for sale - non-current	—	—		—		—
Other non-current assets	3	—		95	(s)	98
Total assets	17,045	959		(6,375)		11,629
LIABILITIES AND EQUITY
Current liabilities
Debt due within one year	90	—		(33)	(t)	57
Trade accounts payable	96	17	(b)	—		113
Amounts due to related parties - current	4	4	(c)	—		8
Other current liabilities	229	100	(d)	32	(u)	361
Total current liabilities	419	121		(1)		539
Liabilities subject to compromise	9,050	(9,050)	(e)	—		—
Long-term debt	856	6,292	(f)	(104)	(t)	7,044
Long-term debt due to related parties	294	—		(94)	(v)	200
Deferred tax liabilities	105	—		(6)	(w)	99
Other non-current liabilities	57	3	(b)	2	(x)	62
Total non-current liabilities	1,312	6,295		(202)		7,405

Redeemable non-controlling interest	25	—		5	(y)	30

Equity
Predecessor common shares	1,008	(1,008)	(g)	—		—
Predecessor additional paid-in capital	3,316	(3,322)	(g)	—		—
		6	(h)
Predecessor contributed surplus	1,956	(1,956)	(g)	—		—
Predecessor accumulated other comprehensive income	41	—		(41)	(z)	—
Predecessor (loss)/retained earnings	(146)	7,110	(i)	(6,964)	(z)	—
Successor common shares	—	10	(j)	—		10
Successor contributed surplus	—	2,860	(j)	631	(aa)	3,491
Total Shareholders' equity	6,175	3,700		(6,374)		3,501
Non-controlling interest	64	(107)	(k)	197	(bb)	154
Total equity	6,239	3,593		(6,177)		3,655
Total liabilities and equity	17,045	959		(6,375)		11,629
Reorganization Adjustments:

(a)    Adjustments to cash and cash equivalents including the following:

Cash and Cash Equivalents
(In $ millions)
Proceeds from debt commitment (1)	875
Proceeds from equity commitment	200
Payment to newbuild counterparty members	(18)
Amendment consent fees to senior secured creditors	(26)
Funding of the escrow account for Senior Secured Notes collateral	(227)
Payment of closing fees for the debt commitment	(9)
Payment new commitment parties fee	(1)
Payment to the bank coordinating committee	(4)
Change in cash and cash equivalents	790
(1)Pursuant to the Investment Agreement, on the Effective Date we received cash of $875 million for the issuance of Senior Secured Notes, consisting of $880 million par value notes net of $5 million pre-issuance accrued interest.

Restricted Cash
(In $ millions)
Funding of the escrow account per terms of Senior Secured Notes	227
Payment of post confirmation accrued professional fees in connection with emergence	(31)
Payment of success fees incurred upon emergence	(22)
Distribution from the cash pool to general unsecured claims	(2)
Payment of unsecured creditor committee advisor fees	(3)
Change in restricted cash	169
(b)     Reflects the reinstatement of trade accounts payable and other non-current liabilities included as part of liabilities subject to compromise
(c)    Reflects the reinstatement of amounts due to related party included as part of liabilities subject to compromise.
(d)     Reflects the adjustment to other current liabilities upon emergence:

Other current liabilities upon emergence
(In $ millions)
Success fees accrued upon emergence	28
Undistributed cash pool balance for general unsecured claims on emergence	35
Cash payment made for post confirmation accrued professional fees in connection with emergence	(31)
Reinstatement of other current liabilities as part of liabilities subject to compromise	64
Amendment fees on SFL loans accrued upon emergence	4
Change in other liabilities	100
(e)    Liabilities subject to compromise were settled as follows in accordance with the Plan:

Gain on liabilities subject to compromise
(In $ millions)
Senior undersecured or impaired external debt	5,266
Unsecured bonds	2,334
Newbuild claims	1,064
Accrued interest payable	49
Derivatives previously recorded at fair value	249
Accounts payable and other liabilities	84
Amount due to related party	4
Liabilities subject to compromise	9,050
Less: Distribution from cash pool to holders of general unsecured claims on emergence	(2)
Less: Undistributed cash pool balance for holders of general unsecured claims on emergence	(35)
Less: Payment to newbuild counterparty members	(17)
Less: Fair value of equity issued to holders of general unsecured claims	(498)
Less: Reinstatement of amount due to related party	(4)
Less: Reinstatement of trade accounts payable	(84)
Less: Reinstatement of senior undersecured or impaired external debt	(5,266)
Less: Recognition of adequate protection payments on senior undersecured or impaired external debt	(186)
Gain on settlement of liabilities subject to compromise	2,958
(f)    Increase in long-term debt includes reinstatement of certain liabilities subject to compromise as well as the issuance of Senior Secured Notes. The net increase reflects the following:

(In $ millions)
Reinstated Senior undersecured or impaired external debt	5,266
Recognition of adequate protection payments	186
Lender consent fee	(26)
Total reinstated senior secured credit facilities	5,426
Issuance of Senior Secured Notes	880
Capitalized pre-issuance interest for Senior Secured Notes for 8% paid-in kind	10
Debt issuance cost in related to the issuance of the Senior Secured Notes	(9)
Discount on Senior Secured Notes for the pre-issuance interest paid upon emergence (4% cash interest of $5 million and 8% paid-in kind interest of $10 million)	(15)
Net increase in long-term debt	6,292
(g)    Reflects the cancellation of Predecessor Company common stock, contributed surplus, and additional paid in capital to retained earnings.
(h)    Represents the unamortized stock compensation recognized upon cancellation of the Predecessor Company common stock, contributed surplus, and additional paid in capital.
(i)    Reflects the change in predecessor retained (loss)/earnings

(In $ millions)
Gain on settlement of liabilities subject to compromise	2,958
Cancellation of predecessor common stock, contributed surplus, and additional paid in capital	6,286
Recognition of unamortized stock compensation expense upon cancellation of the Predecessor Company common stock, contributed surplus, and additional paid in capital	(6)
Fair value of Successor Common Shares issued upon emergence	(2,176)
Success fees incurred upon emergence	(51)
New Commitment Parties, bank coordinating committee, and unsecured creditor committee advisor fees	(8)
Elimination of NADL and Sevan non-controlling interest	107
Total change in predecessor retained (loss)/earnings	7,110
(j)    Reflects the issuance of 23,750,000 common shares at a per share price of $8.42 in connection with the equity commitment, 55 million common shares with estimated fair value of $35.01 per share issued in connection with the debt commitment, 14 million common shares issued to the holders of general unsecured claims at an estimated fair value of $35.01 per share, 2 million common shares issued to former holders of Predecessor equity at an estimated fair value of $35.01 per share, and 5 million common shares issued for structuring fees to the select commitment parties and Hemen at an estimated fair value of $35.01 per share.
(k)    As determined in the Plan, NADL and Sevan became wholly owned subsidiaries and the non-controlling interests of NADL and Sevan were eliminated.

Fresh Start Adjustments
(l)    Adjustment to record the current portion of the contingent consideration receivable from Seadrill Partners related to the West Vela with the fair value of $14 million.
(m)     Adjustment to write-off $9 million of current deferred mobilization costs to fair value, which is offset by recording the fair value of certain favorable drilling contracts of $190 million. The value was based on the contracted rates compared to the prevailing market rates.
(n)     Adjustment to decrease the carrying value of the investments in associated companies to their estimated fair values determined using a discounted cash flow analysis utilizing the assumption noted above the Valuation of Equity Method Investments.
(o)    Adjustment to record the newbuildings at fair value based on the value derived from an income approach compared to the current contractual obligations remaining to be paid.
(p)    Adjustment to the drilling units to record the fair value of the rigs and capital spares utilizing a combination of income-based and market-based approaches. The discount rate of 11.4% was used for the discounted cash flow analysis under the income-based approach. A cost-based approach was utilized to determine the fair value for the capital spares.
(q)    Adjustment to record equipment at fair value based on a cost approach.
(r)     Adjustment to record the non-current portion of the contingent consideration receivable from Seadrill Partners related to the West Vela and West Polaris with the fair value of $17 million. This amount is offset with a $3 million reduction on the recoverability of the receivable due from Seabras Participacoes and $2 million adjustment to record the embedded conversion option component of the Archer convertible debt instrument at the emergence date fair value.
(s)     Adjustment to write-off $2 million of deferred mobilization cost and $1 million of unamortized favorable contracts to fair value. These are offset by recording the fair value of certain favorable drilling and management service contracts of $98 million. The value was based on the contracted rates compared to the prevailing market rates.
(t)     Fair value adjustment to record discount of $188 million on the senior secured credit facilities and Ship Finance loans. This reduction is offset by a $51 million write-off of discounts on the Senior Secured Notes, unamortized debt issuance cost and lender consent fees.

(In $ millions)
July 2, 2018	Senior Secured Notes	Senior Secured Credit Facilities	Ship Finance Loans	Total
Carrying value after reorganization adjustments	866	5,636	736	7,238
Adjustments to record debt at fair value:				—
Write-off of unamortized debt issuance costs	9	26	1	36
Write-off of discounts for pre-issuance accrued interest settled upon issuance of Senior Secured Notes (4% cash interest of $5 million and 8% paid-in kind interest of $10 million)	15	—	—	15
Fair value adjustment to record discount on the senior secured credit facilities and Ship Finance Loans	—	(155)	(33)	(188)
Estimated fair value of debt at emergence	890	5,507	704	7,101

(u)     Adjustment to write-off $27 million, primarily related to deferred mobilization revenue, for which we have determined to have no future performance obligations. These are offset by recording the fair value of certain unfavorable drilling contracts of $59 million. The value was based on the contracted rates compared to the prevailing market rates.
(v)     Adjustment to reflect a fair value discount on the loans due to related parties. The value was based on an income approach using level 2 inputs.
(w)    Adjustments to the deferred tax liabilities as a result of applying fresh start accounting.
(x)     Adjustment to write-off $7 million of deferred mobilization revenue, for which we have determined to have no future performance obligations, offset by the fair value of certain unfavorable drilling contracts of $9 million. The value was based on the contracted rates compared to prevailing market rates.
(y)    Adjustment to record redeemable non-controlling interest to the emergence date fair value.
(z)     Reflects the fresh start accounting adjustment to reset retained (loss) earnings and accumulated other comprehensive income.
(aa)     Reflects the increase in fair value of the 24 million common shares issued in connection with the equity commitment from $8.42 to $35.01 per share.
(bb)     Adjustment to record the non-controlling interest in the Ship Finance SPV's and Seadrill Nigeria Operations Limited to fair value.